SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

7.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

Selling, general and administrative expenses for the years ended December 31, 2022, 2021 and 2020 comprised the following:

	2022	2021	2020
Salaries and social contributions	63,181	54,149	48,737
Advertising and marketing expenses	14,145	12,539	10,652
General and administrative expenses	8,961	8,050	7,498
Dealers commission	4,434	3,434	3,385
Universal service fund	3,887	3,813	3,670
Consulting expenses	3,464	3,614	3,409
Cash collection commission	3,130	3,533	3,645
Taxes other than income tax	2,492	1,062	1,844
Other personnel expenses	2,431	1,845	1,539
Utilities and maintenance	1,885	2,550	2,255
Other	1,391	1,446	1,168
Total	109,401	96,035	87,802